SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		6 Months Ended
		Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		34,871,814		8,000,000
Fair Value of warrants | $		$ 9,382,960		$ 4,196,125
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Oct. 30, 2023
Exercise price | $ / shares	[1]		$ 0.3583
Number of Warrants Outstanding | shares	[1]	6,400,000		6,400,000
Fair Value of warrants | $	[1]	$ 1,622,425		$ 3,180,543
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Oct. 30, 2023
Exercise price | $ / shares	[2]	$ 0.0001
Number of Warrants Outstanding | shares	[2]			1,600,000
Fair Value of warrants | $	[2]			$ 1,015,582
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue date	[3]	Feb. 26, 2024
Exercise price | $ / shares	[3]	$ 0.1761
Number of Warrants Outstanding | shares	[3]	11,859,300
Fair Value of warrants | $	[3]	$ 3,216,492
Range 4 [member]
IfrsStatementLineItems [Line Items]
Issue date	[4]	Feb. 26, 2024
Exercise price | $ / shares	[4]	$ 0.0001
Number of Warrants Outstanding | shares	[4]
Fair Value of warrants | $	[4]
Range 5 [member]
IfrsStatementLineItems [Line Items]
Issue date	[5]	Apr. 29, 2024
Exercise price | $ / shares	[5]		0.354
Number of Warrants Outstanding | shares	[5]	13,513,514
Fair Value of warrants | $	[5]	$ 3,551,850
Range 6 [member]
IfrsStatementLineItems [Line Items]
Issue date	[6]	Apr. 29, 2024
Exercise price | $ / shares	[6]		$ 0.00014
Number of Warrants Outstanding | shares	[6]	3,099,000
Fair Value of warrants | $	[6]	$ 992,193

[1]	The warrants expire October 30, 2028.
[2]	The warrants have no expiry date. They were exercised January 5, 2024.
[3]	The warrants expire February 26, 2029.
[4]	The warrants have no expiry date. They were exercised February 26, 2024.
[5]	The warrants expire April 29, 2029
[6]	The warrants have no expiry date. 3,351,000 of the total issue of 6,450,000 were exercised May 21, 2024 and 3,099,000 were exercised subsequent to June 30, 2024 on July 23, 2024.